EMPOWER ANNUITY INSURANCE COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Empower Retirement Security Annuity VI

Supplement to Prospectus Dated May 1, 2023

Supplement dated December 28, 2023

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for insurance products issued by Empower Annuity Insurance Company. If you would like another copy of the current Prospectus, please call 1-877-778-2100.

PROSPECTUS CHANGE

Effective immediately, the separate account known as PRIAC Variable Contract Account A will now be known as EAIC Variable Contract Account A.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

2023-PROSUPP-13-ERSA VI